New Accounting Pronouncements	9 Months Ended
Sep. 30, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Pronouncements

Note 2. New Accounting Pronouncements

Accounting Pronouncements Adopted in 2021

In December 2019, the FASB issued new guidance to simplify the accounting for income taxes by removing certain exceptions to the general principles and simplification of areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes The guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted this guidance effective January 1, 2021, with no material impact on its consolidated financial statements.